Loans and allowance for credit losses	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses
Allowance for credit losses

	For the three months ended
	April 30, 2024					April 30, 2023
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$542	$28	$(5)	$4	$569	$469	$11	$(4)	$4	$480
Personal	1,287	213	(134)	5	1,371	1,129	136	(98)	(2)	1,165
Credit cards	1,101	223	(185)	–	1,139	926	169	(115)	–	980
Small business	212	39	(19)	(2)	230	204	30	(7)	(2)	225
Wholesale	2,445	405	(133)	(3)	2,714	1,680	269	(54)	(9)	1,886
Customers’ liability under acceptances	43	8	–	–	51	41	(1)	–	1	41
	$5,630	$916	$(476)	$4	$6,074	$4,449	$614	$(278)	$(8)	$4,777
Presented as:
Allowance for loan losses	$5,299				$5,715	$3,999				$4,332
Other liabilities – Provisions	282				302	403				397
Customers’ liability under acceptances	43				51	41				41
Other components of equity	6				6	6				7

	For the six months ended
	April 30, 2024					April 30, 2023
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$481	$102	$(6)	$(8)	$569	$432	$62	$(9)	$(5)	$480
Personal	1,228	415	(273)	1	1,371	1,043	305	(181)	(2)	1,165
Credit cards	1,069	406	(335)	(1)	1,139	893	305	(217)	(1)	980
Small business	194	76	(34)	(6)	230	194	47	(16)	–	225
Wholesale	2,326	734	(282)	(64)	2,714	1,574	430	(71)	(47)	1,886
Customers’ liability under acceptances	50	1	–	–	51	45	(5)	–	1	41
	$5,348	$1,734	$(930)	$(78)	$6,074	$4,181	$1,144	$(494)	$(54)	$4,777
Presented as:
Allowance for loan losses	$5,004				$5,715	$3,753				$4,332
Other liabilities – Provisions	288				302	378				397
Customers’ liability under acceptances	50				51	45				41
Other components of equity	6				6	5				7
The following table reconciles the opening and closing allowance for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in stage 1 and stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	April 30, 2024				April 30, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$245	$110	$187	$542	$254	$82	$133	$469
Provision for credit losses
Transfers to stage 1	16	(16)	–	–	19	(19)	–	–
Transfers to stage 2	(4)	8	(4)	–	(13)	15	(2)	–
Transfers to stage 3	(1)	(8)	9	–	(1)	(2)	3	–
Originations (1)	32	–	–	32	13	–	–	13
Maturities	(4)	(3)	–	(7)	(4)	–	–	(4)
Changes in risk, parameters and exposures	(43)	27	19	3	(31)	26	7	2
Write-offs	–	–	(7)	(7)	–	–	(8)	(8)
Recoveries	–	–	2	2	–	–	4	4
Exchange rate and other	4	–	–	4	1	1	2	4
Balance at end of period	$245	$118	$206	$569	$238	$103	$139	$480

Personal
Balance at beginning of period	$280	$843	$164	$1,287	$286	$725	$118	$1,129
Provision for credit losses
Transfers to stage 1	134	(134)	–	–	147	(146)	(1)	–
Transfers to stage 2	(18)	19	(1)	–	(20)	21	(1)	–
Transfers to stage 3	–	(31)	31	–	(1)	(12)	13	–
Originations (1)	39	–	–	39	25	–	–	25
Maturities	(9)	(40)	–	(49)	(10)	(25)	–	(35)
Changes in risk, parameters and exposures	(128)	226	125	223	(130)	184	92	146
Write-offs	–	–	(166)	(166)	–	–	(124)	(124)
Recoveries	–	–	32	32	–	–	26	26
Exchange rate and other	(2)	4	3	5	1	–	(3)	(2)
Balance at end of period	$296	$887	$188	$1,371	$298	$747	$120	$1,165

Credit cards
Balance at beginning of period	$188	$913	$–	$1,101	$184	$742	$–	$926
Provision for credit losses
Transfers to stage 1	138	(138)	–	–	125	(125)	–	–
Transfers to stage 2	(27)	27	–	–	(22)	22	–	–
Transfers to stage 3	–	(118)	118	–	(1)	(98)	99	–
Originations (1)	10	–	–	10	3	–	–	3
Maturities	(1)	(13)	–	(14)	(1)	(8)	–	(9)
Changes in risk, parameters and exposures	(116)	277	66	227	(89)	248	16	175
Write-offs	–	–	(201)	(201)	–	–	(159)	(159)
Recoveries	–	–	16	16	–	–	44	44
Exchange rate and other	–	(1)	1	–	–	–	–	–
Balance at end of period	$192	$947	$–	$1,139	$199	$781	$–	$980

Small business
Balance at beginning of period	$72	$74	$66	$212	$73	$73	$58	$204
Provision for credit losses
Transfers to stage 1	7	(7)	–	–	8	(8)	–	–
Transfers to stage 2	(4)	4	–	–	(4)	4	–	–
Transfers to stage 3	–	(3)	3	–	(1)	(2)	3	–
Originations (1)	11	–	–	11	8	–	–	8
Maturities	(4)	(5)	–	(9)	(3)	(4)	–	(7)
Changes in risk, parameters and exposures	(8)	15	30	37	(6)	15	20	29
Write-offs	–	–	(22)	(22)	–	–	(10)	(10)
Recoveries	–	–	3	3	–	–	3	3
Exchange rate and other	–	–	(2)	(2)	1	1	(4)	(2)
Balance at end of period	$74	$78	$78	$230	$76	$79	$70	$225

Wholesale
Balance at beginning of period	$709	$853	$883	$2,445	$600	$612	$468	$1,680
Provision for credit losses
Transfers to stage 1	52	(51)	(1)	–	49	(49)	–	–
Transfers to stage 2	(40)	41	(1)	–	(15)	15	–	–
Transfers to stage 3	(1)	(38)	39	–	(1)	(13)	14	–
Originations (1)	245	–	–	245	159	–	–	159
Maturities	(95)	(95)	–	(190)	(98)	(58)	–	(156)
Changes in risk, parameters and exposures	(90)	201	239	350	(31)	119	178	266
Write-offs	–	–	(150)	(150)	–	–	(60)	(60)
Recoveries	–	–	17	17	–	–	6	6
Exchange rate and other	(23)	13	7	(3)	5	6	(20)	(9)
Balance at end of period	$757	$924	$1,033	$2,714	$668	$632	$586	$1,886

(1)	Includes the impact of the HSBC Canada transaction. Refer to Note 6 for further details.

	For the six months ended
	April 30, 2024				April 30, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$223	$90	$168	$481	$235	$65	$132	$432
Provision for credit losses
Transfers to stage 1	33	(33)	–	–	32	(32)	–	–
Transfers to stage 2	(10)	18	(8)	–	(19)	25	(6)	–
Transfers to stage 3	(2)	(16)	18	–	(1)	(5)	6	–
Originations (1)	51	–	–	51	43	–	–	43
Maturities	(8)	(7)	–	(15)	(8)	(2)	–	(10)
Changes in risk, parameters and exposures	(44)	67	43	66	(44)	51	22	29
Write-offs	–	–	(11)	(11)	–	–	(16)	(16)
Recoveries	–	–	5	5	–	–	7	7
Exchange rate and other	2	(1)	(9)	(8)	–	1	(6)	(5)
Balance at end of period	$245	$118	$206	$569	$238	$103	$139	$480

Personal
Balance at beginning of period	$280	$793	$155	$1,228	$285	$661	$97	$1,043
Provision for credit losses
Transfers to stage 1	259	(259)	–	–	297	(296)	(1)	–
Transfers to stage 2	(37)	39	(2)	–	(43)	44	(1)	–
Transfers to stage 3	(1)	(59)	60	–	(1)	(25)	26	–
Originations (1)	61	–	–	61	48	–	–	48
Maturities	(21)	(86)	–	(107)	(22)	(50)	–	(72)
Changes in risk, parameters and exposures	(242)	455	248	461	(268)	415	182	329
Write-offs	–	–	(335)	(335)	–	–	(236)	(236)
Recoveries	–	–	62	62	–	–	55	55
Exchange rate and other	(3)	4	–	1	2	(2)	(2)	(2)
Balance at end of period	$296	$887	$188	$1,371	$298	$747	$120	$1,165

Credit cards
Balance at beginning of period	$203	$866	$–	$1,069	$177	$716	$–	$893
Provision for credit losses
Transfers to stage 1	275	(275)	–	–	289	(289)	–	–
Transfers to stage 2	(55)	55	–	–	(42)	42	–	–
Transfers to stage 3	(1)	(226)	227	–	(1)	(192)	193	–
Originations (1)	13	–	–	13	7	–	–	7
Maturities	(2)	(21)	–	(23)	(2)	(15)	–	(17)
Changes in risk, parameters and exposures	(241)	549	108	416	(228)	519	24	315
Write-offs	–	–	(460)	(460)	–	–	(301)	(301)
Recoveries	–	–	125	125	–	–	84	84
Exchange rate and other	–	(1)	–	(1)	(1)	–	–	(1)
Balance at end of period	$192	$947	$–	$1,139	$199	$781	$–	$980

Small business
Balance at beginning of period	$70	$66	$58	$194	$73	$73	$48	$194
Provision for credit losses
Transfers to stage 1	12	(12)	–	–	18	(18)	–	–
Transfers to stage 2	(9)	9	–	–	(7)	7	–	–
Transfers to stage 3	–	(5)	5	–	(1)	(4)	5	–
Originations (1)	20	–	–	20	16	–	–	16
Maturities	(7)	(10)	–	(17)	(7)	(10)	–	(17)
Changes in risk, parameters and exposures	(13)	30	56	73	(18)	28	38	48
Write-offs	–	–	(40)	(40)	–	–	(21)	(21)
Recoveries	–	–	6	6	–	–	5	5
Exchange rate and other	1	–	(7)	(6)	2	3	(5)	–
Balance at end of period	$74	$78	$78	$230	$76	$79	$70	$225

Wholesale
Balance at beginning of period	$774	$785	$767	$2,326	$597	$585	$392	$1,574
Provision for credit losses
Transfers to stage 1	102	(101)	(1)	–	100	(100)	–	–
Transfers to stage 2	(95)	99	(4)	–	(35)	36	(1)	–
Transfers to stage 3	(4)	(47)	51	–	(4)	(27)	31	–
Originations (1)	369	–	–	369	312	–	–	312
Maturities	(192)	(182)	–	(374)	(216)	(129)	–	(345)
Changes in risk, parameters and exposures	(191)	374	556	739	(86)	269	280	463
Write-offs	–	–	(310)	(310)	–	–	(86)	(86)
Recoveries	–	–	28	28	–	–	15	15
Exchange rate and other	(6)	(4)	(54)	(64)	–	(2)	(45)	(47)
Balance at end of period	$757	$924	$1,033	$2,714	$668	$632	$586	$1,886

(1)	Includes the impact of the HSBC Canada transaction. Refer to Note 6 for further details.

Key inputs and assumptions
The following provides an update on the key inputs and assumptions used in the measurement of expected credit losses. For further details, refer to Note 2 and Note 5 of our audited 2023 Annual Consolidated Financial Statements.
Our base scenario reflects rising unemployment rates in the near-term and central bank policy interest rate cuts beginning in calendar Q2 2024 in Canada as inflation declines towards target levels and beginning in calendar Q4 2024 in the U.S.

due to ongoing inflation pressures.
Downside scenarios, including two additional and more severe downside scenarios designed for the energy and real estate sectors, reflect the possibility of a more severe macroeconomic shock beginning in calendar Q3 2024 relative to our base scenario. In these scenarios, conditions are expected to deteriorate from calendar Q2 2024 levels for up to 18 months, followed by a recovery for the remainder of the period.

These scenarios assume monetary policy responses that return the economy to a long-run,
sustainable growth rate within the forecast period.
The upside scenario reflects slightly stronger economic growth than the base scenario, without prompting a further offsetting monetary policy response as compared to our base scenario, followed by a return to a long-run
sustainable growth rate within the forecast period.
The following provides additional detail about our calendar quarter forecasts for certain key macroeconomic variables used in the models to estimate the allowance for credit losses:

•
Unemployment rates

– In our base forecast, we expect the Canadian unemployment rate to rise to 6.2% by calendar Q2 2024, peaking at 6.5% in calendar Q3 2024 and returning to its long run equilibrium level by the end of 2026. The U.S. unemployment rate is expected to rise to 3.9% by calendar Q2 2024, and to continue increasing to its long run equilibrium level by calendar Q3 2026.

•
Gross Domestic Product (GDP
)
– In our base forecast, we expect both Canadian and U.S. GDP to continuously grow in calendar Q2 2024 and thereafter. GDP in calendar Q4 2024 is expected to be 1.8% and 1.7% above Q4 2023 levels in Canada and the U.S., respectively.

•
Oil price (West Texas Intermediate in US$)

– In our base forecast, we expect oil prices to average $79 per barrel over the next 12 months from calendar Q2 2024 and $67 per barrel in the following 2 to 5 years. The range of average prices in our alternative downside and upside scenarios is $28 to $101 per barrel for the next 12 months and $42 to $73 per barrel for the following 2 to 5 years. As at October 31, 2023, our base forecast included an average price of $81 per barrel for the next 12 months and $67 per barrel for the following 2 to 5 years.

•
Canadian housing price index
– In our base forecast, we expect housing prices to increase by 2.4% over the next 12 months from calendar Q2 2024, with a compound annual growth rate of 3.3% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative real estate downside and upside scenarios is (30.0)% to 10.9% over the next 12 months and 4.2% to 9.6% for the following 2 to 5 years. As at October 31, 2023, our base forecast included housing price growth of 1.6% for the next 12 months and 5.0% for the following 2 to 5 years.

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2023 Annual Report.

	As at
	April 30, 2024				October 31, 2023
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Retail
Loans outstanding – Residential mortgages

Low risk	$379,025	$2,328	$–	$381,353	$349,001	$1,630	$–	$350,631
Medium risk	21,141	2,003	–	23,144	19,126	1,610	–	20,736
High risk	1,838	6,122	–	7,960	1,582	4,927	–	6,509
Not rated (2)	53,947	1,390	–	55,337	54,247	1,220	–	55,467
Impaired	–	–	983	983	–	–	682	682
	455,951	11,843	983	468,777	423,956	9,387	682	434,025
Items not subject to impairment (3)				598				476
Total				$469,375				$434,501

Loans outstanding – Personal
Low risk	$79,713	$1,739	$–	$81,452	$75,572	$1,676	$–	$77,248
Medium risk	6,423	2,870	–	9,293	5,587	2,915	–	8,502
High risk	576	2,211	–	2,787	477	2,088	–	2,565
Not rated (2)	9,904	332	–	10,236	9,982	157	–	10,139
Impaired	–	–	367	367	–	–	280	280
Total	$96,616	$7,152	$367	$104,135	$91,618	$6,836	$280	$98,734

Loans outstanding – Credit cards
Low risk	$16,932	$168	$–	$17,100	$16,331	$135	$–	$16,466
Medium risk	1,888	2,342	–	4,230	1,771	2,132	–	3,903
High risk	51	2,113	–	2,164	41	1,734	–	1,775
Not rated (2)	862	32	–	894	856	35	–	891
Total	$19,733	$4,655	$–	$24,388	$18,999	$4,036	$–	$23,035

Loans outstanding – Small business
Low risk	$9,233	$879	$–	$10,112	$8,641	$920	$–	$9,561
Medium risk	2,412	986	–	3,398	2,238	936	–	3,174
High risk	141	839	–	980	99	592	–	691
Not rated (2)	8	–	–	8	11	–	–	11
Impaired	–	–	291	291	–	–	244	244
Total	$11,794	$2,704	$291	$14,789	$10,989	$2,448	$244	$13,681

Undrawn loan commitments – Retail
Low risk	$277,233	$794	$–	$278,027	$266,209	$610	$–	$266,819
Medium risk	10,211	367	–	10,578	10,759	298	–	11,057
High risk	786	503	–	1,289	956	434	–	1,390
Not rated (2)	7,366	187	–	7,553	6,686	138	–	6,824
Total	$295,596	$1,851	$–	$297,447	$284,610	$1,480	$–	$286,090

Wholesale – Loans outstanding
Investment grade	$110,383	$1,724	$–	$112,107	$89,037	$416	$–	$89,453
Non-investment grade	173,627	23,301	–	196,928	156,211	19,210	–	175,421
Not rated (2)	12,741	738	–	13,479	10,968	238	–	11,206
Impaired	–	–	3,691	3,691	–	–	2,498	2,498
	296,751	25,763	3,691	326,205	256,216	19,864	2,498	278,578
Items not subject to impairment (3)				27,362				9,248
Total				$353,567				$287,826

Undrawn loan commitments – Wholesale
Investment grade	$331,809	$300	$–	$332,109	$312,178	$186	$–	$312,364
Non-investment grade	149,957	11,382	–	161,339	130,994	13,947	–	144,941
Not rated (2)	4,232	13	–	4,245	4,176	–	–	4,176
Total	$485,998	$11,695	$–	$497,693	$447,348	$14,133	$–	$461,481

(1)	Includes $173 million of purchased credit-impaired loans acquired in the HSBC Canada transaction.
(2)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk .
(3)	Items not subject to impairment are loans held at FVTPL.
Loans past due but not impaired
(1), (2)

	As at
	April 30, 2024			October 31, 2023
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total

Retail	$2,112	$255	$2,367	$1,840	$208	$2,048
Wholesale	1,133	9	1,142	1,823	49	1,872
	$3,245	$264	$3,509	$3,663	$257	$3,920

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.